CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and immediately available investments

	2022	2021
Cash	11,957	14,667
Banks and immediately available investments	2,463,906	4,145,987
Cash and cash equivalents	2,475,863	4,160,654

Immediately available investments include investments with maturity up to 90 days at the time of acquisition, immediate liquidity and low risk of fair value variation.

	2022	2021
Short-term investments	2,959,135	2,626,212